Leases	12 Months Ended
Dec. 31, 2019
Lessee Disclosure [Abstract]
Lease
7. Leases
The Group has operating leases for office space, with lease terms from within one year to around seven years. Additionally, certain lease agreements with NetEase Group contain variable payments, which are determined based on actual NetEase Group’s spaces occupied by the Group and are expensed as incurred and not included in the operating lease assets and liabilities. A summary related to operating leases as of December 31, 2019 is as follows:

As of December 31, 2019
RMB
Operating lease right-of-use assets, net	23,873
Operating lease liabilities - current	4,166
Operating lease liabilities - non-current	21,206

Total operating lease liabilities	25,372

Weighted average remaining lease term	5.0 years
Weighted average discount rate	4.35%

For the year ended December 31, 2019
RMB
Operating lease expenses	2,157
Short-term lease expenses	2,510
Variable lease expenses	20,813

Total lease expenses	25,480

Right-of-use assets obtained in exchange for operating lease liabilities	26,030

The lease expenses w
e
re
 RMB10,342
and
RMB14,825 for the year
s
ended December 31, 2017
and
201
8
, respectively.
A summary of maturity of operating lease liabilities under the Group’s non-cancelable
operating leases as of December 31, 2019 is as follows:

As of December 31, 2019
RMB
2020	4,288
2021	6,935
2022	5,024
2023	4,782
2024	4,426
Thereafter	2,970

Total operating lease liabilities	28,425

Less: interest	(3,053)

Present value of operating lease liabilities	25,372

As of December 31, 2018, prior to the adoption of Topic 842, future minimum payments under non-cancelable operating lease agreements, which are mostly within one year, is as follows:

As of December 31, 2018
RMB
2019	16,634
2020	60
2021 and thereafter	—

Total minimum payments	16,694